Summary of Significant Accounting Policies - Individual Customers Each Accounted for 10% or More of Total Reported Revenues (Detail) (Sales Revenue, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Sinclair Oil and Gas Company [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	12.00%
Consolidated & Combined [Member] | Energy Transfer Equity, LP. and subsidiaries [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	33.00%		35.00%		13.00%
MRD [Member] | Energy Transfer Equity, LP. and subsidiaries [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	73.00%		77.00%		39.00%
MRD [Member] | Sunoco Inc [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues					15.00%	[1]
MRD [Member] | Dominion Gas Ventures LP [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues					15.00%
MEMP [Member] | Phillips 66 [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	13.00%	[2]	15.00%	[2]	13.00%	[2]
MEMP [Member] | ConocoPhillips [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues					14.00%

[1]	Sunoco, Inc. became a subsidiary of Energy Transfer Equity, L.P. in October 2012.
[2]	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.